SCHEDULE OF CHANGES IN THE WARRANT LIABILITY (Details)	6 Months Ended
Jun. 30, 2024 CAD ($)
Derivative Warrants Liabilities
Balance as of December 31, 2023	$ 958,146
Issuance of March 2024 warrants	35,921,315
Changes in fair value of warrants	(4,470,382)
Balance as of June 30, 2024	$ 32,409,079